SHORT-TERM BORROWINGS - Committed Credit Facility (Details)	Mar. 31, 2022 CAD ($)	Mar. 31, 2022 USD ($)	Feb. 28, 2022 USD ($)
Senior Notes Issued In March 1
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 9,050,000,000.00	$ 7,050,000,000.00	$ 750,000,000